Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.78367%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,652,925.78

Principal:
Principal Collections	$18,973,360.95
Prepayments in Full	$9,926,756.92
Liquidation Proceeds	$459,156.74
Recoveries	$58,466.42
Sub Total	$29,417,741.03
Collections	$32,070,666.81

Purchase Amounts:
Purchase Amounts Related to Principal	$349,822.46
Purchase Amounts Related to Interest	$2,217.55
Sub Total	$352,040.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,422,706.82

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,422,706.82
Servicing Fee	$490,161.68	$490,161.68	$0.00	$0.00	$31,932,545.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,932,545.14
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,932,545.14
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,932,545.14
Interest - Class A-3 Notes	$1,765,600.14	$1,765,600.14	$0.00	$0.00	$30,166,945.00
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$29,881,007.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,881,007.50
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$29,685,910.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,685,910.50
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$29,546,301.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,546,301.33
Regular Principal Payment	$27,378,462.63	$27,378,462.63	$0.00	$0.00	$2,167,838.70
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,167,838.70
Residual Released to Depositor	$0.00	$2,167,838.70	$0.00	$0.00	$0.00
Total		$32,422,706.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,378,462.63
Total					$27,378,462.63

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,378,462.63	$59.36	$1,765,600.14	$3.83	$29,144,062.77	$63.19
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$27,378,462.63	$20.81	$2,386,243.81	$1.81	$29,764,706.44	$22.62

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$383,132,036.53	0.8306386	$355,753,573.90	0.7712815
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$511,412,036.53	0.3886759	$484,033,573.90	0.3678682

Pool Information
Weighted Average APR	5.412%	5.454%
Weighted Average Remaining Term	38.66	37.98
Number of Receivables Outstanding	24,056	23,395
Pool Balance	$588,194,016.14	$557,907,767.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$543,261,239.38	$515,428,483.02
Pool Factor	0.4075115	0.3865287

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$42,479,284.32
Targeted Overcollateralization Amount	$73,874,193.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$73,874,193.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		67	$577,151.73
(Recoveries)		66	$58,466.42
Net Loss for Current Collection Period			$518,685.31
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0582%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5516%
Second Prior Collection Period			0.5753%
Prior Collection Period			0.8671%
Current Collection Period			1.0862%
Four Month Average (Current and Prior Three Collection Periods)			0.7700%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,627	$8,686,230.34
(Cumulative Recoveries)			$951,841.11
Cumulative Net Loss for All Collection Periods			$7,734,389.23
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5359%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,338.80
Average Net Loss for Receivables that have experienced a Realized Loss			$4,753.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.29%	207	$7,223,919.62
61-90 Days Delinquent	0.19%	30	$1,078,033.37
91-120 Days Delinquent	0.03%	5	$151,019.62
Over 120 Days Delinquent	0.09%	11	$479,779.16
Total Delinquent Receivables	1.60%	253	$8,932,751.77

Repossession Inventory:
Repossessed in the Current Collection Period		15	$704,049.13
Total Repossessed Inventory		26	$1,103,654.07

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1979%
Prior Collection Period			0.2162%
Current Collection Period			0.1966%
Three Month Average			0.2036%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3063%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	24

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	79	$2,806,441.79
2 Months Extended	135	$4,701,386.71
3+ Months Extended	23	$775,835.26

Total Receivables Extended	237	$8,283,663.76
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer